Accrued Expenses (Heidmar Maritime Holdings Corp.) - Additional Information (Details)	Dec. 31, 2024 USD ($)
Heidmar Maritime Holdings Corp.
Accrued Expenses [Line Items]
Accrued expenses	$ 742,598